DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)					11 Months Ended
	Feb. 12, 2021 USD ($) Vote $ / shares shares	Jun. 26, 2020 USD ($) $ / shares shares	Jun. 09, 2020 USD ($) $ / shares shares	May 26, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)
Proceeds from Issuance of Equity [Abstract]
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%
Net proceeds deposited in Trust Account					$ 414,000,000
Aggregate proceeds held in Trust Account					414,333,909	$ 414,222,151	$ 414,057,130
Transaction costs					23,491,852
Underwriting fees					8,280,000
Deferred underwriting fees					14,490,000	$ 14,490,000	$ 14,490,000
Other costs					$ 721,852
Options
Proceeds from Issuance of Equity [Abstract]
Conversion ratio to receive shares upon merger	1.0383
Conversion ratio to receive shares upon exercise of option	1.0383
Private Placement Warrants [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares		186,667	533,333	6,133,333
Purchase price | $ / shares		$ 1.50	$ 1.50	$ 1.50
Gross proceeds from issuance of warrants		$ 280,000	$ 800,000	$ 9,200,000
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares					41,400,000
Gross proceeds from initial public offering				360,000,000
Net proceeds from initial public offering				$ 360,000,000
Net proceeds from initial public offering and private placement per unit (in dollars per share) | $ / shares				$ 10.00
Transaction costs					$ 23,205,663
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares				36,000,000
Over-Allotment Option [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares		1,400,000	4,000,000
Purchase price | $ / shares		$ 10.00	$ 10.00
Gross proceeds from initial public offering		$ 14,000,000	$ 40,000,000
Net proceeds deposited in Trust Account		14,000,000	40,000,000
Aggregate proceeds held in Trust Account		$ 414,000,000	$ 400,000,000
Class A Common Stock
Proceeds from Issuance of Equity [Abstract]
Stock conversion basis at time of business combination					1
Conversion of principal amount plus accrued interest into shares upon merger | $ / shares	$ 10.00
Number of votes | Vote	1
Shares outstanding prior to business combination | shares	164,862,472
Class A Common Stock | Forward purchase agreement
Proceeds from Issuance of Equity [Abstract]
Purchase price | $ / shares	$ 10.00
Forward purchase agreement, Maximum value of shares purchased	$ 75,000,000
Forward purchase agreement, maximum number of shares | shares	7,500,000
Class A Common Stock | Legacy Longview Acquisition Corp
Proceeds from Issuance of Equity [Abstract]
Stock conversion basis at time of business combination	1
Shares outstanding prior to business combination | shares	10,350,000
Class A Common Stock | Legacy Butterfly Network Inc
Proceeds from Issuance of Equity [Abstract]
Conversion ratio to receive shares upon merger	1.0383
Class A Common Stock | Legacy butterfly stockholders
Proceeds from Issuance of Equity [Abstract]
Shares outstanding prior to business combination | shares	95,633,661
Class A Common Stock | Longview stock holders
Proceeds from Issuance of Equity [Abstract]
Shares outstanding prior to business combination | shares	41,378,811
Class A Common Stock | PIPE Investment
Proceeds from Issuance of Equity [Abstract]
Purchase price | $ / shares	$ 10.00
Subscription agreement, shares issued to PIPE investors | shares	17,500,000
Shares outstanding prior to business combination | shares	17,500,000
Class B Common Stock
Proceeds from Issuance of Equity [Abstract]
Number of votes | Vote	20
Percentage of shares cease to own upon recapitalization	20.00%
Shares issued upon closing of business combination | shares	26,426,937
Class B Common Stock | Legacy Butterfly Network Inc
Proceeds from Issuance of Equity [Abstract]
Conversion ratio to receive shares upon merger	1.0383
Class B Common Stock | Dr.Rothberg
Proceeds from Issuance of Equity [Abstract]
Percentage of equity interest held	76.50%